Cash and cash equivalents	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Cash and cash equivalents
7. Cash and cash equivalents
Cash and cash equivalents consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Cash and deposits	2,759,412	2,764,771	3,346,401
Negotiable certificate of deposit and other	843,393	1,333,679	1,754,456

Total	3,602,805	4,098,450	5,100,857